Employee Benefit Plan, Description of Plan (Details) - EBP 401K	12 Months Ended
Dec. 31, 2025 Rate
EBP, Description of Plan [Line Items]
EBP, Requisite Service Hours 12 Month Period	1,000
EBP, Requisite Service Hours Two Year Period	500
EBP, Employer Contribution, Participant Compensation Matched, Percentage	7.00%
EBP_Employee Benefit Plan Participant Contribution Pretax Minimum Annual Compensation To Total Compensation Percentage	2.00%
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	50.00%
Contribution Increments	1.00%
EBP, Employer Contribution, Matching Percentage	100.00%